Share Capital - Summary of Deferred Stock Units (Detail) - DSU Plan [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	197,367	260,398
Issued in lieu of quarterly Directors fees	26,072	21,936
Issued in lieu of dividends paid	4,994	14,690
Settled for cash		(46,357)
Settled for common shares		(53,300)
Ending Balance	228,433	197,367